Supplemental Financial Information - Property, Plant and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified								12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2013 Buildings [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2013 Buildings [Member] Minimum [Member]	Dec. 31, 2013 Buildings [Member] Maximum [Member]	Dec. 31, 2013 Machinery and installations [Member]	Dec. 31, 2012 Machinery and installations [Member]	Dec. 31, 2013 Machinery and installations [Member] Minimum [Member]	Dec. 31, 2013 Machinery and installations [Member] Maximum [Member]	Dec. 31, 2013 Other Equipment [Member]	Dec. 31, 2012 Other Equipment [Member]	Dec. 31, 2013 Other Equipment [Member] Minimum [Member]	Dec. 31, 2013 Other Equipment [Member] Maximum [Member]	Dec. 31, 2013 Prepayments and construction in progress [Member]	Dec. 31, 2012 Prepayments and construction in progress [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)								9 years	50 years			2 years	10 years			1 year	5 years
Property, plant and equipment, gross	$ 2,090	$ 2,103		$ 60	$ 59	$ 441	$ 452			$ 1,336	$ 1,338			$ 165	$ 186			$ 88	$ 68
Less accumulated depreciation	(1,042)	(1,033)
Property, plant and equipment, net of accumulated depreciation	$ 1,048	$ 1,070	$ 1,063